Retirement benefits - Projected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	$ 1,876
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	29
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	31
Later than two years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	100
Later than five years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	$ 1,716